Related-Party Transactions - Summary of Related Parties (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Due from related parties, net	$ 4,370	$ 3,813	$ 4,112
Due to related parties, net (Note 15)	$ 74	$ 74	$ 449